Income Taxes (Narrative) (10K) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Provisional tax benefit related to Tax Cuts And Jobs Act Of 2017	$ 36,200	$ 36,216	$ 0	$ 0
Worthless stock deduction			636,100	674,200
Valuation allowance	8,062,975	8,062,975	4,841,209
Increase (decrease) in valuation allowance		3,221,800	(4,414,200)
Undistributed earnings of foreign subsidiaries	169,800	169,800
Unrecognized income tax benefits	415,951	415,951	424,601	316,247	$ 105,330
Unrecognized tax benefits that would impact effective tax rate	289,900	289,900	435,400
Accrued interest and penalties	19,185	19,185		19,000
Interest and penalties		1,400	5,100	$ 1,600
Losses Within Jurisdictions, Primarily Luxembourg [Member]
Operating Loss Carryforwards [Line Items]
Increase (decrease) in valuation allowance		3,310,800
Jurisdictions Where Unable to Support Recognition of Deferred Tax Assets
Operating Loss Carryforwards [Line Items]
Increase (decrease) in valuation allowance			3,950,100
State Tax Benefits
Operating Loss Carryforwards [Line Items]
Increase (decrease) in valuation allowance		21,500	67,100
Remeasurement Of Certain Tax Assets [Member]
Operating Loss Carryforwards [Line Items]
Increase (decrease) in valuation allowance		$ 590,200
Deferred Tax Assets on US Generics
Operating Loss Carryforwards [Line Items]
Increase (decrease) in valuation allowance			$ 400,800
Minimum
Operating Loss Carryforwards [Line Items]
Statues Of Limitation		3 years
Maximum
Operating Loss Carryforwards [Line Items]
Statues Of Limitation		10 years
Accounting Standards Update 2016-16 | New Accounting Pronouncement, Early Adoption, Effect | Accounting Standards Update 2016-16
Operating Loss Carryforwards [Line Items]
Deferred tax assets, net	$ 479,700	$ 479,700